BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Business Segments [Abstract]
Revenues by product
FCX revenues attributable to the products it produced for the years ended December 31 follow:

	2015	2014	2013
Refined copper products	$6,699	$8,187	$7,751
Copper in concentrate[a]	2,869	3,366	5,328
Gold	1,538	1,584	1,656
Molybdenum	783	1,207	1,110
Oil	1,694	4,233	2,310
Other	1,024	1,424	1,176
Total	$14,607	$20,001	$19,331

a.	Amounts are net of treatment and refining charges totaling $485 million in 2015, $374 million in 2014 and $400 million in 2013.

Long-lived assets by geographic area
Information concerning financial data by geographic area follows:

	December 31,
	2015		2014		2013
Long-lived assets:[a]
U.S.	$16,569	[b]	$29,468		$32,969
Indonesia	7,701		6,961		5,799
Peru	8,432		6,848		5,181
Chile	1,387		1,542	[c]	2,699
Other[d]	4,706		4,593		4,556
Total	$38,795		$49,412		$51,204

a.	Long-lived assets exclude deferred tax assets, intangible assets and goodwill.

b.	Decreased from 2014 primarily because of impairment charges related to oil and gas properties (refer to Note 1 for further discussion).

c.	Decreased from 2013 primarily because of the sale of the Candelaria and Ojos del Salado mines.

Revenues by geographic area of customer

	Years Ended December 31,
	2015	2014	2013
Revenues:[a]
U.S.	$6,842	$10,307	$8,825
Japan	1,246	1,573	2,125
Indonesia	1,054	1,792	1,651
Spain	960	1,020	1,056
China	688	790	983
Switzerland	618	658	816
India	532	286	429
Chile	397	687	754
Turkey	200	327	231
Korea	177	203	198
Singapore	130	225	119
Other	1,763	2,133	2,144
Total	$14,607	$20,001	$19,331

a.	Revenues are attributed to countries based on the location of the customer.

Schedule of Segment Reporting Information By Segment
Financial Information by Business Segment

	Mining Operations
	North America Copper Mines			South America				Indonesia
											Atlantic	Other					Corporate,
									Molyb-		Copper	Mining			U.S.		Other
		Other		Cerro	Other				denum	Rod &	Smelting	& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Mines	Total	Verde	Mines[a]		Total	Grasberg	Mines	Refining	& Refining	nations		Mining	Operations[b]		nations		Total
Year Ended December 31, 2015
Revenues:
Unaffiliated customers	$558	$351	$909	$1,065	$808		$1,873	$2,617	$—	$4,125	$1,955	$1,133	[c]	$12,612	$1,994	[d]	$1		$14,607
Intersegment	1,646	2,571	4,217	68	(7)	[e]	61	36	348	29	15	(4,706)		—	—		—		—
Production and delivery[f,g]	1,523	2,276	3,799	815	623		1,438	1,808	312	4,129	1,848	(3,851)		9,483	1,211		(1)		10,693
Depreciation, depletion and amortization	217	343	560	219	133		352	293	97	9	39	72		1,422	1,804		14		3,240
Impairment of oil and gas properties	—	—	—	—	—		—	—	—	—	—	—		—	12,980		164	[h]	13,144
Copper and molybdenum inventory adjustments	—	142	142	—	73		73	—	11	—	—	112		338	—		—		338
Selling, general and administrative expenses	3	3	6	3	1		4	103	—	—	16	20		149	188		221		558
Mining exploration and research expenses	—	7	7	—	—		—	—	—	—	—	100		107	—		—		107
Environmental obligations and shutdown costs	—	3	3	—	—		—	—	—	—	—	74		77	—		1		78
Net gain on sales of assets	—	(39)	(39)	—	—		—	—	—	—	—	—		(39)	—		—		(39)
Operating income (loss)	461	187	648	96	(29)		67	449	(72)	16	67	(100)		1,075	(14,189)		(398)		(13,512)

Interest expense, net	2	2	4	16	—		16	—	—	—	10	75		105	186		326		617
Provision for (benefit from) income taxes	—	—	—	13	(9)		4	195	—	—	—	—		199	—		(2,150)		(1,951)
Total assets at December 31, 2015	3,567	4,878	8,445	9,445	1,661		11,106	9,402	1,999	219	612	6,372	[i]	38,155	8,141		281		46,577
Capital expenditures	253	102	355	1,674	48		1,722	913	13	4	23	265	[i]	3,295	2,948	[j]	110		6,353

Year Ended December 31, 2014
Revenues:
Unaffiliated customers	$364	$336	$700	$1,282	$1,740		$3,022	$2,848	$—	$4,626	$2,391	$1,704	[c]	$15,291	$4,710	[d]	$—		$20,001
Intersegment	1,752	3,164	4,916	206	304		510	223	587	29	21	(6,286)		—	—		—		—
Production and delivery	1,287	2,153	3,440	741	1,198		1,939	1,988	328	4,633	2,356	(4,807)		9,877	1,237		2		11,116
Depreciation, depletion and amortization	168	316	484	159	208		367	266	92	10	41	70		1,330	2,291		14		3,635
Impairment of oil and gas properties	—	—	—	—	—		—	—	—	—	—	—		—	3,737		—		3,737
Copper and molybdenum inventory adjustments	—	—	—	—	—		—	—	—	—	—	6		6	—		—		6
Selling, general and administrative expenses	2	3	5	3	3		6	98	—	—	17	25		151	207		222		580
Mining exploration and research expenses	—	8	8	—	—		—	—	—	—	—	98		106	—		—		106
Environmental obligations and shutdown costs	—	(5)	(5)	—	—		—	—	—	—	—	123		118	—		1		119
Goodwill impairment	—	—	—	—	—		—	—	—	—	—	—		—	1,717		—		1,717
Net gain on sales of assets	—	(14)	(14)	—	—		—	—	—	—	—	(703)	[k]	(717)	—		—		(717)
Operating income (loss)	659	1,039	1,698	585	635		1,220	719	167	12	(2)	606		4,420	(4,479)		(239)		(298)

Interest expense, net	3	1	4	1	—		1	—	—	—	13	84		102	241		263		606
Provision for (benefit from) income taxes	—	—	—	265	266		531	293	—	—	—	221	[k]	1,045	—		(820)		225
Total assets at December 31, 2014	3,780	5,611	9,391	7,490	1,993		9,483	8,626	2,095	235	898	6,392	[i]	37,120	20,834		720		58,674
Capital expenditures	826	143	969	1,691	94		1,785	948	54	4	17	204	[i]	3,981	3,205	[j]	29		7,215

a.	Includes the results of the Candelaria and Ojos del Salado mines prior to their sale in November 2014.

b.	Includes the results of Eagle Ford prior to its sale in June 2014.

c.	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

d.	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.

e.	Reflects net reductions for provisional pricing adjustments to prior period open sales.

f.
Includes impairment, restructuring and other net charges for mining operations totaling $145 million, including $99 million at North America copper mines, $13 million at South America mines, $7 million at Molybdenum mines, $3 million at Rod & Refining, $20 million at Other Mining & Eliminations and $3 million for restructuring at Corporate, Other & Eliminations.

g.
Includes charges at U.S. Oil & Gas operations totaling $188 million in 2015 primarily for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments at the California properties and $46 million in 2014 primarily for idle/terminated rig costs and inventory write-downs.

h.	Reflects impairment charges for international oil and gas properties primarily related to Morocco.

i.
Includes (i) assets held for sale totaling $4.9 billion at December 31, 2015, and $4.8 billion at December 31, 2014, and (ii) capital expenditures totaling $229 million in 2015 and $159 million in 2014 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.

j.
Excludes international oil and gas capital expenditures totaling $100 million in 2015 and $19 million in 2014, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.

k.	Includes the gain and related income tax provision associated with the sale of the Candelaria and Ojos del Salado mines.

	Mining Operations
	North America Copper Mines			South America			Indonesia
										Atlantic		Other					Corporate,
								Molyb-		Copper		Mining			U.S.		Other
		Other		Cerro	Other			denum	Rod &	Smelting		& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Mines	Total	Verde	Mines	Total	Grasberg	Mines	Refining	& Refining		nations		Mining	Operations		nations		Total
Year Ended December 31, 2013
Revenues:
Unaffiliated customers	$244	$326	$570	$1,473	$2,379	$3,852	$3,751	$—	$4,995	$2,027		$1,516	[a]	$16,711	$2,616	[b]	$4		$19,331
Intersegment	1,673	2,940	4,613	360	273	633	336	522	27	14		(6,145)		—	—		—		—
Production and delivery	1,233	2,033	3,266	781	1,288	2,069	2,309	317	4,990	2,054		(4,616)		10,389	682		7		11,078
Depreciation, depletion and amortization	133	269	402	152	194	346	247	82	9	42		48		1,176	1,364		11		2,551
Copper and molybdenum inventory adjustments	—	—	—	—	—	—	—	—	—	—		3		3	—		—		3
Selling, general and administrative expenses	2	3	5	3	4	7	110	—	—	20		29		171	120		354		645
Mining exploration and research expenses	—	5	5	—	—	—	1	—	—	—		151		157	—		11		168
Environmental obligations and shutdown costs	—	(1)	(1)	—	—	—	—	—	—	—		67		66	—		—		66
Operating income (loss)	549	957	1,506	897	1,166	2,063	1,420	123	23	(75)	[c]	(311)		4,749	450		(379)		4,820

Interest expense, net	3	1	4	2	1	3	12	—	—	16		80		115	181		205		501
Provision for income taxes	—	—	—	316	404	720	603	—	—	—		—		1,323	—		17	[d]	1,340
Total assets at December 31, 2013	3,110	5,810	8,920	6,584	3,996	10,580	7,437	2,107	239	1,039		5,852	[e]	36,174	26,252		959		63,385
Capital expenditures	737	329	1,066	960	185	1,145	1,030	164	4	67		318	[e]	3,794	1,436		56		5,286

a.	Includes revenues from FCX's molybdenum sales company, which included sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

b.	Includes net mark-to-market losses associated with crude oil and natural gas derivative contracts totaling $334 million for the period from June 1, 2013, to December 31, 2013

c.	Includes $50 million for shutdown costs associated with Atlantic Copper's scheduled 68-day maintenance turnaround, which was completed in fourth-quarter 2013.

d.	Includes $199 million of net benefits resulting from oil and gas acquisitions.

e.
Includes (i) assets held for sale totaling $4.6 billion at December 31, 2013, and (ii) capital expenditures totaling $205 million in 2013 associated with discontinued operations. Refer to Note 2 for a summary of the results of discontinued operations.